Commitments and Contingencies	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 – Commitments and contingencies

Legal Matter

On August 22, 2019 (and amended on December 23, 2019), the Company filed a complaint with the Superior Court of Arizona (Case No. C20194139), demanding the titles and possession of certain vehicles and equipment of the Company from our former CEO, as well as seeking recovery of damages from the former CEO in an amount of not less than $50,000. None of the vehicles and equipment, individually or in total, have any material net book value (being fully depreciated) as of April 30, 2021 or January 31, 2021. The matter is ongoing as of the date of this filing.

On February 18, 2020, our former CEO and his spouse (the “Counterclaimants”) filed a First Amended Answer: First Amended Complaint and Counterclaim with the Superior Court of Arizona seeking dismissal of the Company’s complaint and reimbursement of Counterclaimants’ attorney fees incurred related to the matter. Additionally, the counterclaim alleges breach of contract by the Company and requests reimbursement of amounts loaned to the Company by our former CEO and his spouse, along with reimbursement of attorney fees. The Company believes these counterclaims are without merit and is aggressively defending them, and believes no unfavorable outcome or material effect on our consolidated financial statements will result.

NOTE 13 – Commitments and Contingencies

We currently rent a storage space for $45 per month in Tombstone, Arizona on a month-to-month basis.

We are required to pay annual rentals for Liberty Star’s federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1st through the following September 1st and rental payments are due by the first day of the rental period. The annual rentals are $165 per claim. The rentals due by September 1, 2021 for the period from September 1, 2021 through September 1, 2022 of $15,345 have not been paid yet, but we plan to pay when due.

We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone Hay Mountain project in the State of Arizona. AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on the date of acceptance for each permit. Rental payments are due by the first day of the rental period. We hold AZ MEP permits for 15,793.24 acres at our Tombstone project. We paid filing and rental fees for our AZ MEP’s before their respective due dates in the amount of $29,724.

Legal Matter

On August 22, 2019 (and amended on December 23, 2019), the Company filed a complaint with the Superior Court of Arizona (Case No. C20194139), demanding the titles and possession of certain vehicles and equipment of the Company from our former CEO, as well as seeking recovery of damages from the former CEO in an amount of not less than $50,000. None of the vehicles and equipment, individually or in total, have any material net book value (being fully depreciated) as of January 31, 2021 and 2020. The matter is ongoing as of the date of this filing.

On February 18, 2020, our former CEO and his spouse (the “Counterclaimants”) filed a First Amended Answer: First Amended Complaint and Counterclaim with the Superior Court of Arizona seeking dismissal of the Company’s complaint and reimbursement of Counterclaimants’ attorney fees incurred related to the matter. Additionally, the counterclaim alleges breach of contract by the Company and requests reimbursement of amounts loaned to the Company by our former CEO and his spouse, along with reimbursement of attorney fees. The Company believes these counterclaims are without merit and will aggressively defend them and believes no unfavorable outcome or material effect on our consolidated financial statements will result.